I. General Information	12 Months Ended
Dec. 31, 2021
Disclosure of General Information About Financial Statements [Abstract]
I. GENERAL INFORMATION

I. GENERAL INFORMATION

Tenaris S.A. (the “Company”) was established as a public limited liability company (société anonyme) under the laws of the Grand-Duchy of Luxembourg on December 17, 2001. The Company holds, either directly or indirectly, controlling interests in various subsidiaries in the steel pipe manufacturing and distribution businesses. References in these Consolidated Financial Statements to “Tenaris” refer to the Company and its consolidated subsidiaries. A list of the principal Company’s subsidiaries is included in note 32 to these Consolidated Financial Statements.

The Company’s shares trade on the Italian Stock Exchange and the Mexican Stock Exchange; the Company’s American Depositary Securities (“ADS”) trade on the New York Stock Exchange.

These Consolidated Financial Statements were approved for issuance by the Company’s Board of Directors on February 16, 2022.